Trade and other receivables (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Customers
Foreign	$ 4,037,880	$ 3,222,837
Domestic	3,409,558	2,917,305
Concessions (1)	4,361,181	3,370,644
Fuel Price stabilization fund (2)	20,443,367	7,824,788
Accounts receivable from employees	104,610	106,547
Industrial services	53,666	32,096
Related parties (Note 31)	179,948	9,355
Other	961,184	965,310
Total current	33,551,394	18,448,882
Non-current
Foreign	144,481	36,965
Domestic	54,051	178,552
Concessions	25,215,126	21,259,519
Accounts receivable from employees	545,168	534,051
Related parties	335	335
Other (3)	2,534,185	2,150,294
Total non-current	$ 28,493,346	$ 24,159,716